Derivative Instruments (Fair Value Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Assets
Derivatives, Fair Value [Line Items]
Fair Value	$ 10,253	$ 3,538
Other Liabilities
Derivatives, Fair Value [Line Items]
Fair Value	$ 10,253	$ 3,538